Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Shareholders’ equity

Note 15 – Shareholders’ equity

Ordinary shares

Haoxin Cayman was established under the laws of Cayman Islands on April 24, 2022. The authorized number of ordinary shares was 500,000,000 shares with a par value of $0.0001 per ordinary share.

With the effect of resolutions passed by board of directors on April 26, 2022, 556 Class A ordinary shares were issued with a par value of $0.0001 and 444 Class B ordinary shares were issued with a par value of $0.0001. As of the date hereof, the authorized number of ordinary shares is 500,000,000 shares with a par value of $0.0001 and the total issued number of ordinary shares is 1,000.

For reorganization before the IPO, on January 19, 2023, the Company issued 528,000 Class A ordinary shares and 4,799,556 Class B ordinary shares at a consideration of $0.0001 per share to TZJ Global (BVI) Limited and 6,671,444 Class A ordinary shares at a consideration of par value of $0.0001 per share to 15 investors, which increased pro rata the number of shares each shareholder owns and did not change their respective percentage of ownership in the Company.

The holders of Class B ordinary shares are entitled to 20 votes per share and each Class B ordinary share is convertible into one Class A ordinary share at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of the Class B ordinary shares delivering a written notice to the Company that such holder elects to convert a specified number of Class B ordinary shares into Class A ordinary share. In no event shall Class A ordinary shares be convertible into Class B ordinary shares. Save and except for voting rights and conversion rights as set out in the second amended and restated memorandum and articles of association, the Class A ordinary shares and the Class B Ordinary Shares shall rank pari passu and shall have the same rights, preferences, privileges and restrictions.

On April 16, 2025, the Company closed its firm commitment initial public offering (the “IPO”) of 1,750,000 Shares, at a public offering price of $4.00 per share, for total gross proceeds of $7,000,000, before deducting underwriting discounts, commissions and other related expenses. As of the date of this report, no over-allotment options or warrants are exercised.

The Company has retroactively restated all shares and per share data for all the periods presented pursuant to ASC 260. According to the above transactions, the Company has retroactively adjusted the shares and per share data for all periods presented.

Additional paid-in capital

Additional paid-in capital in the consolidated balance sheets mainly represented the contributed capital of the Company and share premium attributed to the IPO. All additional paid-in capital was contributed in cash.

Shares subscription receivables

For recapitalization before the IPO, on January 19, 2023, the Company issued 7,199,444 Class A ordinary shares and 4,799,556 Class B ordinary shares for a total consideration of $1,200 on a pro rata basis to all existing shareholders. The Company expects to receive the consideration by the end of 2026.

Statutory reserves

In accordance with the relevant PRC laws and regulations, The Company’s subsidiaries in the PRC are required to provide for certain statutory reserves, which are appropriated from net profit as reported in accordance with PRC accounting standards. The Company’s subsidiaries in the PRC are required to allocate at least 10% of their after-tax profits to the statutory reserve until such reserve has reached 50% of their respective registered capital. Appropriations to other types of reserves in accordance with relevant PRC laws and regulations are to be made at the discretion of the shareholders of each of the Company’s subsidiaries in the PRC. The statutory reserves are restricted from being distributed as dividends under PRC laws and regulations. The statutory reserves recorded by the Company’s subsidiaries in the PRC were $895,682 and $895,682 as of December 31, 2025 and 2024, respectively.

Restricted assets

As a result of these PRC laws and regulations and the requirement that distributions by the Company’s subsidiaries in the PRC can only be paid out of distributable profits reported in accordance with PRC accounting standards, the Company’s subsidiaries in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and the statutory reserves of the Company’s subsidiaries in the PRC. The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the Company’s subsidiaries in the PRC not available for distribution, was $2,182,882 and $3,852,982 as of December 31, 2025 and 2024, respectively.